Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following (in millions):

	December 31,
	2015	2014
Raw materials	$201	$198
Work in process	1,529	1,551
Finished goods	705	898
Total inventories	$2,435	$2,647